Taxation (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%	25.00%
Income tax expense	$ 398	¥ 2,781	¥ 3,261	¥ 434
Withholding tax amount		¥ 1,800	800
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Additional tax deduction rate					100.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	17.00%	17.00%
Withholding income tax rate	0.00%	0.00%
Income tax expense		¥ 300		¥ (100)
SINGAPORE | Inland Revenue, Hong Kong [Member] | Assessable Profit Up To Two Million [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	8.25%	8.25%
HONG KONG | Inland Revenue, Hong Kong [Member] | Assessable Profit Up To Two Million [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	16.50%	16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Additional tax deduction rate							50.00%
Withholding income tax rate	10.00%	10.00%
Foreign investor ownership rate	25.00%	25.00%
Withholding tax amount		¥ 18,000	¥ 8,000
CHINA | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Additional tax deduction rate						75.00%
CHINA | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Withholding income tax rate	5.00%	5.00%
CHINA | State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%
Term to reapply HNTE status (in years)	3 years	3 years
Other [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense		¥ 800	¥ 800	¥ 400